Audit and Other Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of audit fees and non audit fees [Line Items]
Audit-related services related to services performed in connection with the statutory and regulatory filings	£ 100	£ 100	£ 100
Audit-related services related to services performed in connection with securitisation, debt issuance and related work and reporting to prudential and conduct regulators	600	600	500
Audit fees payable for statutory audit	8,300	8,800	£ 5,700
Corporate and Other Borrowers [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 150	£ 45